Inventory, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventory, net consists of the following:

	September 30, 2022	December 31, 2021
Product i nventory - Pellets	$6,230	$6,318
Less: O bsolete and expired pellet allowance	(1,129)	(1,356)

Pellet inventory, net	5,101	4,962

Product i nventory - Dietary supplements	5,276	4,849
Less: O bsolete and e xpired dietary supplement allowance	(196)	(196)

Dietary supplement inventory, net	5,080	4,653

Inventory , net	$10,181	$9,615

Inventory, net consists of the following (in thousands):

	2021	2020
Product Inventory - Pellets	$6,318	$5,404
Less: obsolete and expired pellet allowance	(1,356)	(1,080)

	4,962	4,324

Product Inventory - Dietary supplements	4,849	—
Less: obsolete and expired dietary supplement allowance	(196)	—

	4,653	—

Net Inventory	$9,615	$4,324